Annual Fund Operating Expenses - Retirement Income Fund - Retirement Income Fund Class	Apr. 30, 2021
Operating Expenses:
Management Fees	0.05%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.36%
Total Annual Fund Operating Expenses	0.47%